SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

Our chief operating decision maker, or the CODM, measures performance based on our overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and we only have one reportable segment.

Our vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful.

Revenues from one customer in 2015 which accounts for 10 percent or more of our consolidated revenues from discontinued and continuing operations is $28.0 million. Revenues from three customers in 2014 each accounted for 10 percent or more of our consolidated revenues from discontinued and continuing operations, are $8.2 million, $8.0 million, and $7.9 million, respectively. Revenues from three customers in 2013 each accounted for 10 percent or more of our consolidated revenues from discontinued and continuing operations, are $17.0 million, $5.0 million and $4.3 million, respectively.